Stockholders' Equity	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements
Stockholders' Equity Note

Common Stock

On November 5, the Company filed a Form S-1 Registration Statement with the Securities and Exchange Commission, file number 333-172375, permitting Panex to offer up to 500,000,000 shares of common stock at $0.001 per share. The offering was being conducted on a best efforts basis and there will be no underwriter involved in this public offering. The Company is currently in communication with the Securities and Exchange Commission regarding the Form S-1 and the registration has not yet been declared effective.

During November 2013, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share. As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $248,000, for a total of 248,000,000 shares at a price of $0.001 per share. The $0.001 per share value is consistent with the cash per share value received by the Company in a November 2013 stock transaction (described below).

During November 2013 (share certificates issued during quarter ended February 28, 2014), the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share. As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $50,975, for a total of 50,975,000 shares at a price of $0.001 per share.

On December 7, 2013 the Company entered into an agreement to acquire 85% of Amani Consulting SPRL currently in Joint Venture with state entity La Société Minière de Kilo Moto (Sokimo). Upon completion of the acquisition the Company will own an ultimate 55% interest in Giro Goldfields SPRL (Giro). Amani has a 65% interest and Sokimo has a 35% free carried interest in Giro which is comprised of two exploitation permits, PE’s 5046 and 5049, covering a surface area of 610sqkm. The permits lie within 20–30km west of Randgold/Ashanti’s 20Moz Kibali gold deposits.

Pursuant to the terms and conditions of the Term Sheet dated May 22, 2014 and final agreement executed in August 2014, Panex has assigned and surrendered all of the rights and interests it may have in the share purchase agreement dated December 7, 2013 with Amani (the "Purchase Agreement") to Burey Gold Limited ("Burey"). In addition, Panex has assigned to Burey all of its rights, title, and interest in the loans it has provided for the purpose of funding exploration on the Giro Project (the "Loans"). These loans totalled $846,027. In consideration of the assignment of all of Panex's rights and interests in the Purchase Agreement and the Loans Burey has issued an aggregate 55,705,232 shares in the capital of Burey to Panex (the "Burey Shares"). The parties agreed that the terms and conditions provided in the Term Sheet are binding. Certain shareholders of Panex are also officers and non-controlling shareholders of Burey; however, Panex has no board or other management rights in the operations of Burey. The Burey Shares represented approximately 11.8% of the total outstanding share issuances of Burey. Burey is listed on the Australian Securities Exchange and the Burey Shares issued to Panex are fully tradeable. At the date of the final executed agreement, the Company’s carrying value of the Amani agreement was nil as the Company previously expensed all Amani related exploration costs, the Burey shares had a fair value of $1,135,000 (trading for AUD $0.022 per share), and the loans assigned to Burey totalled $846,000 resulting is a gain of approximately $1,981,000. During the quarter ended November 30, 2014, the Company sold 12,000,000 shares of Burey ordinary shares for cash proceeds of approximately $208,000. At November 30, 2014, Burey ordinary shares were trading for AUD $0.017 per share.

On July 23, 2014 the Company approved a conditional equity financing to raise working capital for operations, exploration and administration. On August 12, 2014 the Company issued 861,900 restricted shares of common stock at a price of $0.001 per share to raise the working capital. The Company set the value of the restricted shares arbitrarily without reference to its assets, book value, revenues or other established criteria of value. All the restricted shares to be issued in the offering were issued for investment purposes in “private transactions”.

Financing Activities:

During November 2013, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share. As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $248,000, for a total of 248,000,000 shares at a price of $0.001 per share.

During November 2013, Ross Doyle loaned the Company $50,000 as a short term unsecured bridge loan at an interest rate of 10% (November 30, 2012: Nil), which was subsequently debt settled.

Through May 31, 2014, $861,900 was received in advance for subscriptions for 861,900,000 shares of common stock paid at $0.001 per share. In addition, 50,975,000 shares of common stock at $0.001 per share were issued in consideration of settlement of liabilities of $50,975 during the quarter ended February 28, 2014. Of these 861,900,000 shares, 40,300,000 have been issued during the quarter ended May 31, 2014 and the rest have been issued during the quarter ended 31 August, 2014.

During May 2014, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share. As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $87,000, for a total of 87,000,000 shares at a price of $0.001 per share. The shares were issued during the quarter ended August 31, 2014.

During June 2014, the Company received loan proceeds of $466,027 (AUD $500,000), from an unrelated third party. The loan is unsecured, and had no stated interest rate. The loan was assigned to Burey Gold Ltd after the successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014. The funds received were used to pay aged outstanding accounts payable during the quarter ending May 31, 2014. Of the total $466,027 loan proceeds, $96,027 was distributed directly by the lender to repay certain vendors of the Company in Democratic Republic of Congo. On July 23, 2014 the Company approved a conditional equity financing to raise up to $958,600 in working capital for operations, exploration and administration. On August 12, 2014 the Company issued 958,600,000 restricted shares of common stock at a price of $0.001 per share to raise the working capital. The Company set the value of the restricted shares arbitrarily without reference to its assets, book value, revenues or other established criteria of value. All the restricted shares to be issued in the offering were issued for investment purposes in “private transactions”.

Common Stock

On June 15, 2012, the Securities and Exchange Commission declared Panex’s Form S-1 Registration Statement effective, file number 333-172375, permitting Panex to offer up to 30,000,000 shares of common stock at $0.08 per share. The offering was being conducted on a best efforts basis and there was no underwriter involved in this public offering. Through August 31, 2012, Panex received and accepted 22 subscription agreements and received an aggregate $978,989 in proceeds from those subscriptions and issued 12,237,075 shares of common stock. No further subscriptions were received and the offering was closed on December 12, 2012.  Panex utilized the proceeds to ongoing operations, paying accounts payable, paying for offering expenses, assessing and evaluating possible new mineral project opportunities, and, subject to acquiring any such new projects, funding the exploration on such projects.

Effective August 3, 2012, the Company’s board of directors granted 8,000,000 stock purchase options.  Each of the options has an issue date, effective date and vesting date of August 3, 2012, with an exercise price of $0.08 per share.  The term of these Options are five years.  The Options are exercisable at any time from the grant date up to and including August 2, 2017.

On April 11, 2013, the Company issued 15,000,000 restricted shares of common stock at a subscription price of $0.005 per share, for the settlement of $75,000 in accounts payable and accrued liabilities.

On June 20, 2013, Panex reached an agreement with Klaus Eckhof and Ross Doyle to cancel all of their outstanding stock options with Panex.  As a result of the cancellation of the 8,000,000 stock options, Panex currently has no outstanding stock options as at August 31, 2013.

During November 2013, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share. As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $248,000, for a total of 248,000,000 shares at a price of $0.001 per share.  The $0.001 per share value is consistent with the cash per share value received by the Company in a November 2013 stock transaction (described below).

During November 2013 (share certificates issued during quarter ended February 28, 2014), the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share.  As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $50,975, for a total of 50,975,000 shares at a price of $0.001 per share.

On December 7, 2013 the Company entered into an agreement to acquire 85% of Amani Consulting SPRL currently in Joint Venture with state entity La Société Minière de Kilo Moto (Sokimo).  Upon completion of the acquisition the Company will own an ultimate 55% interest in Giro Goldfields SPRL (Giro).  Amani has a 65% interest and Sokimo has a 35% free carried interest in Giro which is comprised of two exploitation permits, PE’s 5046 and 5049, covering a surface area of 610sqkm.  The permits lie within 20–30km west of Randgold/Ashanti’s 20Moz Kibali gold deposits.

Pursuant to the terms and conditions of the Term Sheet dated May 22, 2014 and final agreement executed in August 2014, Panex has assigned and surrendered all of the rights and interests it may have in the share purchase agreement dated December 7, 2013 with Amani (the "Purchase Agreement") to Burey Gold Limited ("Burey").  In addition, Panex has assigned to Burey all of its rights, title, and interest in the loans it has provided for the purpose of funding exploration on the Giro Project (the "Loans").  These loans totalled $846,027.  In consideration of the assignment of all of Panex's rights and interests in the Purchase Agreement and the Loans Burey has issued an aggregate 55,705,232 shares in the capital of Burey to Panex  (the "Burey Shares"). The parties agreed that the terms and conditions provided in the Term Sheet are binding.  Certain shareholders of Panex are also officers and non-controlling shareholders of Burey; however, Panex has no board or other management rights in the operations of Burey.  The Burey Shares represent approximately 11.8% of the total outstanding share issuances of Burey.  Burey is listed on the Australian Securities Exchange and the Burey Shares issued to Panex are fully tradeable.  At the date of the final executed agreement, the Company’s carrying value of the Amani agreement was nil as the Company previously expensed all Amani related exploration costs, the Burey shares had a fair value of $1,135,000 (trading for AUD $0.022 per share), and the loans assigned to Burey totalled $846,000 resulting in a gain of approximately $1,981,000.  At August 31, 2014, Burey ordinary shares were trading for AUD $0.026 per share.

On July 23, 2014 the Company approved a conditional equity financing to raise working capital for operations, exploration and administration.  On August 12, 2014 the Company issued 861,900 restricted shares of common stock at a price of $0.001 per share to raise the working capital.  The Company set the value of the restricted shares arbitrarily without reference to its assets, book value, revenues or other established criteria of value.  All the restricted shares to be issued in the offering were issued for investment purposes in “private transactions”.

Financing Activities:

During April 2013, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.005 per share.  As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $75,000, for a total of 15,000,000 shares at a price of $0.005 per share.

During November 2013, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share.  As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $248,000, for a total of 248,000,000 shares at a price of $0.001 per share.

During November 2013, Ross Doyle loaned the Company $50,000 as a short term unsecured bridge loan at an interest rate of 0% (November 30, 2012: Nil), which was subsequently debt settled.

Through May 31, 2014, $861,900 was received in advance for subscriptions for 861,900,000 shares of common stock paid at $0.001 per share.  In addition, 50,975,000 shares of common stock at $0.001 per share were issued in consideration of settlement of liabilities of $50,975 during the quarter ended February 28, 2014.  Of these 861,900,000 shares, 40,300,000 have been issued during the quarter ended May 31, 2014 and the rest have been issued during the quarter ended 31 August, 2014.

During May 2014, the Company entered into debt settlement agreements with creditors in consideration for the issuance of the Company’s common stock, par value $0.001, at a per share price of $0.001 per share.  As a result, the Company extinguished certain liabilities with creditors via debt settlement agreements for a total of $87,000, for a total of 87,000,000 shares at a price of $0.001 per share. The shares were issued during the quarter ended August 31, 2014.

During June 2014, the Company received loan proceeds of $466,027 (AUD $500,000), from an unrelated third party. The loan is unsecured, and had no stated interest rate. The loan was assigned to Burey Gold Ltd after the successful conclusion of the transaction with Burey Gold Ltd consummated on August 12, 2014.  The funds received were used to pay aged outstanding accounts payable during the quarter ending May 31, 2014.  Of the total $466,027 loan proceeds, $96,027 was distributed directly by the lender to repay certain vendors of the Company in Democratic Republic of Congo.  On July 23, 2014 the Company approved a conditional equity financing to raise up to $958,600 in working capital for operations, exploration and administration.  On August 12, 2014 the Company issued 958,600,000 restricted shares of common stock at a price of $0.001 per share to raise the working capital.  The Company set the value of the restricted shares arbitrarily without reference to its assets, book value, revenues or other established criteria of value.  All the restricted shares to be issued in the offering were issued for investment purposes in “private transactions”.